UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Asset ManagerSM 70% -

Class A, Class T, Class B and Class C

(formerly known as Fidelity® Advisor Asset Allocation Fund - Class A, Class T, Class B and Class C)

Annual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past four months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

On July 21, 2006, Fidelity changed its investment approach for managing the equity component of Fidelity Advisor Asset Manager 70% similar to how it changed its approach back in 2004 for managing the fixed-income component. The change does not impact the Fund's investment objective or risk profile but only the mechanics of how Fidelity manages the Fund's equity investment portfolio. Rather than just investing directly in equity securities, the Fund will expand its use of Fidelity Central Funds and gain most of its exposure to the equity market by investing in 10 new Fidelity Equity Sector Central Funds that are available only to other Fidelity mutual funds. The Equity Sector Central Funds will be aligned with the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities.

In connection with the Fund's change in its equity investment approach on July 21, the Fund transferred most of its equity assets into the Equity Sector Central Funds. The remaining assets continued to be invested in Fixed-Income and Money Market Central Funds as well as international equity securities, short-term instruments and futures contracts.

The new approach changes the way this annual report presents the Fund's holdings and financial information. The highlights are as follows:

  The Investment Changes page will continue to provide a summary of major shifts in the Fund's investments based on a complete "look-through," which means the securities held directly by the Fund as well as the securities and other investments held indirectly through investment in the underlying Central Funds are reflected in the information provided.
  The Investment Summary page is new and provides further details of asset allocation among the direct holdings of the Fund.
  The Investments section will continue to reflect direct investments of the Fund which will primarily consist of investments in Central Funds. Many of the individual equity securities previously held by the Fund were transferred to the new Equity Sector Central Funds, so they are no longer directly held. Information on the underlying holdings for Fidelity's Central Funds will continue to be available upon request or, for the Equity Sector and Fixed-Income Central Funds, at advisor.fidelity.com.

Annual Report

  The Statement of Operations within the Financial Statements, will continue to show the income, expenses, realized and unrealized gains and/or losses of Fidelity Advisor Asset Manager 70%. The Financial Highlights, within the Financial Statements, and the Shareholder Expense Example also will continue to provide expense information for Fidelity Advisor Asset Manager 70% as well as include information regarding expenses for the underlying Central Funds. Fidelity Advisor Asset Manager 70%, as an investing fund in the Central Funds, indirectly bears its share of the Central Funds' expenses, and this information is being provided in the Shareholder Expense Example and Financial Highlights, in a footnote reference to illustrate these impacts, as well as in the Notes to Financial Statements.
  Lastly, the Fund changed its fiscal year end from November 30 to September 30 to align it with the fiscal year end of the Equity Sector Central Funds. Accordingly, the Fund's financial statements and related notes include information as of the ten month period ended September 30, 2006 and the one year period ended November 30, 2005.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to September 30th, effective September 30, 2006. Performance data reflects returns for periods ended September 30, 2006.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	1.71%	7.62%	3.93%
Class T (incl. 3.50% sales charge)	3.95%	7.82%	3.96%
Class B (incl. contingent deferred sales charge)B	2.26%	7.74%	3.99%
Class C (incl. contingent deferred sales charge) C	6.12%	8.05%	3.93%

A From December 28, 1998.

B Class B shares' contingent deferred sales charges included in the past one year, past five year, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five year, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset ManagerSM 70% - Class T on December 28, 1998, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Habermann, Portfolio Manager of Fidelity Advisor Asset ManagerSM 70%

After a shaky start to the 12-month period ending September 30, 2006, stocks trended higher from November through April, bolstered by solid corporate earnings. Concerns about higher inflation and interest rates derailed the market in the late spring and early summer, but stocks rallied in August and September on tamer inflation data and a pause in the Federal Reserve Board's rate-tightening campaign. For the year overall, the Standard & Poor's 500SM Index (S&P 500®) returned 10.79%. Looking abroad, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index gained 19.34%. U.S. investment-grade bonds also were able to overcome inflation fears and posted modest advances, with the Lehman Brothers® Aggregate Bond Index rising 3.67%.

The fund's Class A, Class T, Class B and Class C shares were up 7.92%, 7.72%, 7.19% and 7.10%, respectively (excluding sales charges), for the 12 months ending September 30, 2006 - the fund's new fiscal year end - while the Fidelity Asset Manager 70% Composite Index rose 7.78%. For the 10 months ending September 30, 2006 - the period since the fund's previous annual report - the fund's Class A, Class T, Class B and Class C shares gained 6.04%, 5.90%, 5.45% and 5.37%, respectively (excluding sales charges), versus 6.30% for the Composite index. Favoring equities and high-yield securities relative to investment-grade debt in the first half of the period was a big contributor versus the index. Having exposure to foreign stocks helped a lot, as overseas markets beat their U.S. counterparts. Unfortunately, weak security selection in the fund's international equity component curbed returns. (On July 1, the equity component of the Composite benchmark changed from the S&P 500 to a mix of the Dow Jones Wilshire 5000 Composite IndexSM and the MSCI EAFE index to better reflect the fund's investments in U.S. and foreign stocks.) The U.S. equity subportfolio performed in line with the blended domestic benchmark prior to converting to a central fund structure in mid-July. Returns were solid during the period's first half, but those gains evaporated as the market sold off and several cyclical holdings struggled. The sector central funds added value for the roughly two months since their inception - amid a snapback in equities - finishing slightly ahead of the Dow Jones Wilshire 5000. In fixed income, good security selection helped our high-yield, investment-grade and floating-rate central fund holdings comfortably outpace the Lehman Brothers index. The strategic cash portion of the fund also beat its benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to September 30th, effective September 30, 2006. Expenses are based on the past six months of activity for the period ended September 30, 2006.

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Class A
Actual	$ 1,000.00	$ 1,015.70	$ 6.22
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.23
Class T
Actual	$ 1,000.00	$ 1,014.90	$ 7.53
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,012.60	$ 10.09
HypotheticalA	$ 1,000.00	$ 1,015.04	$ 10.10
Class C
Actual	$ 1,000.00	$ 1,011.70	$ 9.93
HypotheticalA	$ 1,000.00	$ 1,015.19	$ 9.95
Institutional Class
Actual	$ 1,000.00	$ 1,017.50	$ 4.96
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.23%
Class T	1.49%
Class B	2.00%
Class C	1.97%
Institutional Class	.98%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of the most recent fiscal half year ranged from less than .01% to .02%.

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published semiannual report.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
	% of fund's net assets	% of fund's net assets 4 months ago
General Electric Co.	1.5	2.1
American International Group, Inc.	1.1	1.2
Pfizer, Inc.	0.9	1.0
Johnson & Johnson	0.8	1.3
JPMorgan Chase & Co.	0.6	1.2
Bank of America Corp.	0.6	1.4
Wachovia Corp.	0.6	0.0
Wells Fargo & Co.	0.6	0.9
ACE Ltd.	0.6	0.4
Federated Department Stores, Inc.	0.6	0.5
	7.9
Asset Allocation (% of fund's net assets)
As of September 30, 2006	As of May 31, 2006
Stock class and Equity Futures 69.3%	Stock class and Equity Futures 68.4%
Bond class 28.6%	Bond class 24.7%
Short-term class 2.1%	Short-term class 6.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2006
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Investment Portfolio	12.7
Fidelity Information Technology Central Investment Portfolio	8.7
Fidelity Health Care Central Investment Portfolio	7.1
Fidelity Consumer Discretionary Central Investment Portfolio	6.5
Fidelity Industrials Central Investment Portfolio	6.2
Fidelity Energy Central Investment Portfolio	5.1
Fidelity Consumer Staples Central Investment Portfolio	4.7
Fidelity Utilities Central Investment Portfolio	2.1
Fidelity Materials Central Investment Portfolio	1.8
Fidelity Telecom Services Central Investment Portfolio	1.8
Total Equity Sector Central Funds	56.7
All Other Equity Investments	4.2 A
Total Equity Holdings	60.9

Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	22.4
High Yield Fixed-Income Funds	4.8
Total Fixed-Income Central Funds	27.2
Money Market Central Funds	11.5
Other Short-Term Investments and Net Other Assets	0.4
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 19.6% of net assets.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Equity Sector Central Funds - 56.7%
	Shares	Value (Note 1)
Fidelity Consumer Discretionary Central Investment Portfolio (d)	132,384	$ 15,155,342
Fidelity Consumer Staples Central Investment Portfolio (d)	104,895	10,970,951
Fidelity Energy Central Investment Portfolio (d)	122,159	11,868,938
Fidelity Financials Central Investment Portfolio (d)	273,230	29,497,889
Fidelity Health Care Central Investment Portfolio (d)	156,130	16,573,171
Fidelity Industrials Central Investment Portfolio (d)	135,785	14,478,724
Fidelity Information Technology Central Investment Portfolio (d)	174,404	20,295,446
Fidelity Materials Central Investment Portfolio (d)	39,155	4,070,208
Fidelity Telecom Services Central Investment Portfolio (d)	36,533	4,198,709
Fidelity Utilities Central Investment Portfolio (d)	47,470	4,824,862
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $125,943,963)		131,934,240
Fixed-Income Central Funds - 27.2%

Investment Grade Fixed-Income Funds - 22.4%
Fidelity Tactical Income Central Investment Portfolio (d)	529,670	52,177,801
High Yield Fixed-Income Funds - 4.8%
Fidelity Floating Rate Central Investment Portfolio (d)	65,087	6,529,528
Fidelity High Income Central Investment Portfolio 1 (d)	47,167	4,634,110
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		11,163,638
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $62,544,635)		63,341,439
Common Stocks - 4.2%

Australia - 0.0%
BHP Billiton Ltd. sponsored ADR	2,300	87,124
Austria - 0.1%
OMV AG	2,600	134,718
Canada - 0.2%
Canadian Natural Resources Ltd.	5,200	236,941
Talisman Energy, Inc.	11,900	194,155
TOTAL CANADA		431,096
Finland - 0.0%
Metso Corp. sponsored ADR	1,900	69,901
France - 0.6%
AXA SA	5,833	215,296
BNP Paribas SA	2,000	215,197
Compagnie Generale de Geophysique SA (a)	900	138,438
Neopost SA	1,500	178,992
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Nexity	1,600	$ 101,225
Pernod Ricard SA	1,000	208,095
Renault SA	1,100	126,170
Societe Generale Series A	1,600	254,634
TOTAL FRANCE		1,438,047
Germany - 0.6%
Allianz AG (Reg.)	1,100	190,630
Bayer AG	2,100	106,995
Deutsche Postbank AG	1,300	98,665
E.ON AG	3,000	357,030
Heidelberger Druckmaschinen AG	4,000	164,904
Linde AG	1,200	113,049
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,700	268,846
Pfleiderer AG	4,775	114,685
Techem AG	1,700	82,329
TOTAL GERMANY		1,497,133
Hong Kong - 0.1%
Techtronic Industries Co. Ltd.	82,000	121,043
India - 0.1%
Infosys Technologies Ltd.	4,162	168,121
Italy - 0.2%
Banca Intesa Spa	18,100	119,101
Fiat Spa (a)	13,300	212,087
Unicredito Italiano Spa	22,000	182,594
TOTAL ITALY		513,782
Japan - 0.8%
Aeon Co. Ltd.	7,300	178,878
Credit Saison Co. Ltd.	2,800	118,024
Daiwa Securities Group, Inc.	8,000	93,309
Fanuc Ltd.	1,200	93,648
Hoya Corp.	3,500	131,830
Mitsui Fudosan Co. Ltd.	5,000	113,632
Nikko Cordial Corp.	12,500	144,949
Nintendo Co. Ltd.	700	144,213
Nitto Denko Corp.	2,500	148,123
ORIX Corp.	790	218,321
Sony Corp.	2,200	88,792
Sumitomo Electric Industries Ltd.	8,500	115,041
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	23	$ 241,398
T&D Holdings, Inc.	1,100	79,606
TOTAL JAPAN		1,909,764
Korea (South) - 0.2%
Daegu Bank Co. Ltd.	4,540	76,042
Kookmin Bank sponsored ADR	1,200	93,636
Samsung Electronics Co. Ltd.	370	259,622
Shinsegae Co. Ltd.	114	59,030
TOTAL KOREA (SOUTH)		488,330
Netherlands - 0.2%
ING Groep NV (Certificaten Van Aandelen)	4,500	197,910
Koninklijke Numico NV	3,200	144,056
Koninklijke Philips Electronics NV (NY Shares)	4,200	147,042
TOTAL NETHERLANDS		489,008
Norway - 0.1%
Norsk Hydro ASA	5,260	118,403
Renewable Energy Corp. AS	3,700	57,260
TOTAL NORWAY		175,663
South Africa - 0.0%
Nedbank Group Ltd.	3,100	45,452
Spain - 0.0%
Inditex SA	1,000	46,615
Sweden - 0.1%
Atlas Copco AB (A Shares)	5,000	131,348
Switzerland - 0.5%
Novartis AG (Reg.)	5,050	295,122
Roche Holding AG (participation certificate)	2,252	389,412
Syngenta AG sponsored ADR	5,400	162,972
UBS AG (NY Shares)	5,300	314,343
TOTAL SWITZERLAND		1,161,849
Taiwan - 0.1%
Advanced Semiconductor Engineering, Inc.	155,000	143,952
Turkey - 0.0%
Finansbank AS	20,684	82,627
United Kingdom - 0.1%
Benfield Group PLC	10,500	71,841
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Reckitt Benckiser PLC	3,400	$ 140,913
Tesco PLC	14,700	99,064
TOTAL UNITED KINGDOM		311,818
United States of America - 0.2%
NTL, Inc.	5,300	134,779
Synthes, Inc.	1,864	207,227
TOTAL UNITED STATES OF AMERICA		342,006
TOTAL COMMON STOCKS (Cost $9,127,745)		9,789,397
Money Market Central Funds - 11.5%

Fidelity Cash Central Fund, 5.36% (b) (Cost $26,605,937)	26,605,937	26,605,937
U.S. Treasury Obligations - 0.5%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.78% to 4.82% 12/7/06 (c) (Cost $1,100,063)	$ 1,110,000	1,100,380
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $225,322,343)		232,771,393
NET OTHER ASSETS - (0.1)%		(219,327)
NET ASSETS - 100%		$ 232,552,066
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
104 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2006	$ 5,160,558	$ 166,328
35 FTSE 100 Index Contracts (United Kingdom)	Dec. 2006	3,922,250	71,123
24 S&P 500 Index Contracts	Dec. 2006	8,072,400	189,043
33 TOPIX 150 Index Contracts (Japan)	Dec. 2006	4,510,982	(68,991)
TOTAL EQUITY INDEX CONTRACTS		$ 21,666,190	$ 357,503

The face value of futures purchased as a percentage of net assets - 9.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,100,380.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Investing Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Ten Months ended September 30, 2006 Income earned	Year ended November 30, 2005 Income earned
Fidelity Cash Central Fund	$ 1,126,364	$ 693,047
Fidelity Consumer Discretionary Central Investment Portfolio	22,460	-
Fidelity Consumer Staples Central Investment Portfolio	39,816	-
Fidelity Energy Central Investment Portfolio	33,674	-
Fidelity Financials Central Investment Portfolio	127,666	-
Fidelity Floating Rate Central Investment Portfolio	254,159	106,304
Fidelity Health Care Central Investment Portfolio	52,299	-
Fidelity High Income Central Investment Portfolio 1	779,330	769,542
Fidelity Industrials Central Investment Portfolio	55,716	-
Fidelity Information Technology Central Investment Portfolio	24,071	-
Fidelity Materials Central Investment Portfolio	19,308	-
Fidelity Securities Lending Cash Central Fund	7,005	8,596
Fidelity Tactical Income Central Investment Portfolio	1,177,940	466,050
Fidelity Telecom Services Central Investment Portfolio	5,050	-
Fidelity Ultra-Short Central Fund	-	1,569
Fidelity Utilities Central Investment Portfolio	28,529	-
Total	$ 3,753,387	$ 2,045,108

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value at November 30, 2005	Purchases	Sales Proceeds	Value, at September 30, 2006	% ownership, end of period
Fidelity Consumer Discretionary Central Investment Portfolio	$ -	$ 13,242,560*	$ -	$ 15,155,342	1.9%
Fidelity Consumer Staples Central Investment Portfolio	-	10,491,393*	-	10,970,951	1.9%
Fidelity Energy Central Investment Portfolio	-	12,218,318*	-	11,868,938	1.9%

Annual Report

See accompanying notes which are an integral part of the financial statements.

Affiliated Central Funds - continued

Fund	Value at November 30, 2005	Purchases	Sales Proceeds	Value, at September 30, 2005	% ownership, end of period
Fidelity Financials Central Investment Portfolio	$ -	$ 28,148,080	$ 855,381	$ 29,497,889	1.9%
Fidelity Floating Rate Central Investment Portfolio	2,543,537	3,998,797	-	6,529,528	0.4%
Fidelity Health Care Central Investment Portfolio	-	15,625,407*	-	16,573,171	1.9%
Fidelity High Income Central Investment Portfolio 1	10,223,420	4,841,000	10,497,331	4,634,110	0.8%
Fidelity Industrials Central Investment Portfolio	-	13,608,171*	30,481	14,478,724	1.9%
Fidelity Information Technology Central Investment Portfolio	-	17,476,332*	-	20,295,446	1.9%
Fidelity Materials Central Investment Portfolio	-	3,918,720*	-	4,070,208	1.9%
Fidelity Tactical Income Central Investment Portfolio	17,312,467	34,003,959	-	52,177,801	1.0%
Fidelity Telecom Services Central Investment Portfolio	-	4,030,005*	414,658	4,198,709	1.9%
Fidelity Utilities Central Investment Portfolio	-	4,749,976*	-	4,824,862	1.9%
Total	$ 30,079,424	$ 166,352,718	$ 11,797,851	$ 195,275,679
* Includes the value of shares received through in-kind contributions - See Note 2 of the Notes to Financial Statements.
Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's Equity and Fixed-Income Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	13.5%
AAA,AA,A	6.0%
BBB	4.3%
BB	2.0%
B	2.0%
CCC,CC,C	0.4%
Not Rated	0.9%
Equities	69.0%
Short-Term Investments and Net Other Assets	1.9%
100.0%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	80.4%
United Kingdom	3.5%
Japan	3.0%
Germany	2.9%
Bermuda	1.9%
Switzerland	1.4%
Cayman Islands	1.3%
Canada	1.0%
France	1.0%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,227,808)	$ 10,889,777
Fidelity Central Funds (cost $215,094,535)	221,881,616
Total Investments (cost $225,322,343)		$ 232,771,393
Receivable for fund shares sold		275,306
Dividends receivable		209,943
Interest receivable		393,962
Receivable for daily variation on futures contracts		15,669
Prepaid expenses		86
Receivable from investment adviser for expense reductions		2,074
Other receivables		3,150
Total assets		233,671,583

Liabilities
Payable for fund shares redeemed	$ 772,018
Accrued management fee	108,265
Distribution fees payable	111,373
Other affiliated payables	63,153
Other payables and accrued expenses	64,708
Total liabilities		1,119,517

Net Assets		$ 232,552,066
Net Assets consist of:
Paid in capital		$ 216,884,885
Undistributed net investment income		1,368,482
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,496,451
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,802,248
Net Assets		$ 232,552,066

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,226,345 ÷ 6,297,941 shares)	$ 12.10

Maximum offering price per share (100/94.25 of $12.10)	$ 12.84
Class T: Net Asset Value and redemption price per share ($72,581,642 ÷ 6,024,820 shares)	$ 12.05

Maximum offering price per share (100/96.50 of $12.05)	$ 12.49
Class B: Net Asset Value and offering price per share ($38,555,201 ÷ 3,216,861 shares)A	$ 11.99

Class C: Net Asset Value and offering price per share ($41,116,824 ÷ 3,433,663 shares)A	$ 11.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,072,054 ÷ 335,551 shares)	$ 12.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Ten months ended September 30, 2006	Year ended November 30, 2005

Investment Income
Dividends	$ 1,407,747	$ 1,286,875
Interest	32,021	26,907
Income from Fidelity Central Funds	3,753,387	2,045,108
Total income	5,193,155	3,358,890

Expenses
Management fee	$ 1,001,556	$ 922,438
Transfer agent fees	505,000	490,087
Distribution fees	1,059,742	1,002,158
Accounting and security lending fees	80,510	69,721
Custodian fees and expenses	72,963	50,434
Independent trustees' compensation	671	724
Registration fees	69,280	59,334
Audit	45,768	42,736
Legal	3,727	1,601
Miscellaneous	(7,748)	26,242
Total expenses before reductions	2,831,469	2,665,475
Expense reductions	(43,195)	(57,142)
Total expenses	2,788,274	2,608,333
Net investment income (loss)	2,404,881	750,557
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,185)	7,231,480	26,824,424
Fidelity Central Funds	186,987	(1)
Foreign currency transactions	(794)	15,092
Futures contracts	551,242	344,153
Total net realized gain (loss)	7,968,915	27,183,668
Change in net unrealized appreciation (depreciation) on: Investment securities Unaffiliated issuers (net of decrease and increase in deferred foreign taxes of $7,338 and $12,013, respectively)	(9,234,512)	(7,896,933)
Fidelity Central Funds	10,454,359	(585,409)
Assets and liabilities in foreign currencies	1,153	(22,232)
Futures contracts	155,708	23,573
Total change in net unrealized appreciation (depreciation)	1,376,708	(8,481,001)
Net gain (loss)	9,345,623	18,702,667
Net increase (decrease) in net assets resulting from operations	$ 11,750,504	$ 19,453,224

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Ten months ended September 30, 2006	Year ended November 30, 2005	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,404,881	$ 750,557	$ 479,361
Net realized gain (loss)	7,968,915	27,183,668	11,222,253
Change in net unrealized appreciation (depreciation)	1,376,708	(8,481,001)	4,207,844
Net increase (decrease) in net assets resulting from operations	11,750,504	19,453,224	15,909,458
Distributions to shareholders from net investment income	(1,585,422)	(539,768)	(753,013)
Distributions to shareholders from net realized gain	(14,782,196)	-	-
Total distributions	(16,367,618)	(539,768)	(753,013)
Share transactions - net increase (decrease)	48,768,557	21,707,568	2,771,199
Total increase (decrease) in net assets	44,151,443	40,621,024	17,927,644

Net Assets
Beginning of period	188,400,623	147,779,599	129,851,955
End of period (including undistributed net investment income of $1,368,482, $340,043, and $114,250, respectively)	$ 232,552,066	$ 188,400,623	$ 147,779,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	Ten months ended September 30,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.17	.10	.08	.12	.15	.20
Net realized and unrealized gain (loss)	.54	1.36	1.17	1.16	(1.05)	(1.20)
Total from investment operations	.71	1.46	1.25	1.28	(.90)	(1.00)
Distributions from net investment income	(.13)	(.08)	(.08)	(.12)	(.16)	(.19)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.09)	(.08)	(.08)	(.12)	(.16)	(.19)
Net asset value, end of period	$ 12.10	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83
Total Return B, C, D	6.04%	13.22%	12.66%	14.79%	(9.28)%	(9.13)%
Ratios to Average Net Assets G
Expenses before reductions	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of fee waivers, if any	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of all reductions	1.22% A	1.23%	1.25%	1.23%	1.25%	1.23%
Net investment income (loss)	1.72% A	.85%	.75%	1.33%	1.65%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,226	$ 52,137	$ 36,512	$ 36,234	$ 29,894	$ 14,487
Portfolio turnover rate F, H	105% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expense paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less then .01% to .01%.

H The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	Ten months ended September 30,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79	$ 10.99
Income from Investment Operations
Net investment income (loss) E	.14	.07	.05	.09	.13	.17
Net realized and unrealized gain (loss)	.55	1.35	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.69	1.42	1.22	1.24	(.92)	(1.02)
Distributions from net investment income	(.10)	(.05)	(.07)	(.09)	(.12)	(.18)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.06)	(.05)	(.07)	(.09)	(.12)	(.18)
Net asset value, end of period	$ 12.05	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79
Total Return B, C, D	5.90%	12.83%	12.39%	14.33%	(9.50)%	(9.35)%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of fee waivers, if any	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of all reductions	1.48% A	1.50%	1.55%	1.56%	1.53%	1.52%
Net investment income (loss)	1.45% A	.58%	.46%	1.00%	1.38%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,582	$ 62,862	$ 57,816	$ 54,298	$ 45,804	$ 71,346
Portfolio turnover rate F, H	105% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expense paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less then .01% to .01%.

H The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	Ten months ended September 30,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.09	.01	(.01)	.04	.08	.12
Net realized and unrealized gain (loss)	.55	1.34	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.64	1.35	1.16	1.19	(.97)	(1.07)
Distributions from net investment income	(.05)	-	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.01)	-	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 11.99	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78
Total Return B, C, D	5.45%	12.26%	11.77%	13.72%	(10.00)%	(9.80)%
Ratios to Average Net Assets G
Expenses before reductions	2.05% A	2.08%	2.14%	2.12%	2.10%	2.04%
Expenses net of fee waivers, if any	2.00% A	2.04%	2.14%	2.12%	2.10%	2.04%
Expenses net of all reductions	1.99% A	2.01%	2.11%	2.08%	2.06%	2.01%
Net investment income (loss)	.95% A	.07%	(.11)%	.48%	.84%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,555	$ 40,236	$ 32,642	$ 25,463	$ 19,261	$ 21,599
Portfolio turnover rate F, H	105% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expense paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less then .01% to .01%.

H The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	Ten months ended September 30,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.09	.01	(.01)	.05	.08	.12
Net realized and unrealized gain (loss)	.54	1.35	1.17	1.15	(1.05)	(1.18)
Total from investment operations	.63	1.36	1.16	1.20	(.97)	(1.06)
Distributions from net investment income	(.06)	(.01)	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.02)	(.01)	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 11.97	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77
Total Return B, C, D	5.37%	12.31%	11.77%	13.85%	(10.01)%	(9.73)%
Ratios to Average Net Assets G
Expenses before reductions	1.98% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of fee waivers, if any	1.98% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of all reductions	1.97% A	1.99%	2.05%	2.05%	2.03%	1.99%
Net investment income (loss)	.97% A	.09%	(.05)%	.52%	.88%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,117	$ 31,397	$ 20,023	$ 13,150	$ 9,574	$ 11,037
Portfolio turnover rate F, H	105% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expense paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less then .01% to .01%.

H The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	Ten months ended September 30,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85	$ 11.04
Income from Investment Operations
Net investment income (loss) D	.19	.14	.11	.15	.16	.24
Net realized and unrealized gain (loss)	.56	1.36	1.19	1.15	(1.04)	(1.21)
Total from investment operations	.75	1.50	1.30	1.30	(.88)	(.97)
Distributions from net investment income	(.16)	(.13)	(.11)	(.13)	(.19)	(.22)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.12)	(.13)	(.11)	(.13)	(.19)	(.22)
Net asset value, end of period	$ 12.14	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85
Total Return B, C	6.37%	13.56%	13.17%	15.03%	(9.07)%	(8.86)%
Ratios to Average Net Assets F
Expenses before reductions	.97% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of fee waivers, if any	.97% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of all reductions	.96% A	.91%	.89%	1.09%	1.07%	.92%
Net investment income (loss)	1.98% A	1.17%	1.11%	1.47%	1.84%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,072	$ 1,768	$ 787	$ 707	$ 5,359	$ 745
Portfolio turnover rate E, G	105% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expense paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less then .01% to .01%.

G The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2006

1. Organization.

Fidelity Advisor Asset Manager 70% (formerly Fidelity Advisor Asset Allocation)(the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from November 30 to September 30. Accordingly, the Fund's financial statements and related notes include information as of the ten month period ended September 30, 2006 and the one year period ended November 30, 2005.

2. Investment in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds.

During the period, the Fund exchanged securities for shares of 10, newly-created Fidelity Central Funds collectively known as Equity Sector Central Funds all of which are affiliated investment companies managed by Fidelity Management and Research Company, Inc. (FMRC), an affiliate of FMR. Each of the Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund delivered securities to each Equity

Annual Report

Notes to Financial Statements - continued

2. Investment in Fidelity Central Funds - continued

Sector Central Fund in exchange for shares of each respective Equity Sector Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Equity Sector Central Fund	Value of Securities Delivered	Unrealized Appreciation/ (Depreciation)	Shares of Equity Sector Central Fund Exchanged
Consumer Discretionary	$ 13,173,519	$ (531,853)	131,735
Consumer Staples	10,445,184	163,927	104,452
Energy	11,963,369	(621,516)	119,634
Financials	28,148,080	165,363	281,481
Health Care	15,298,973	(202,827)	152,990
Industrials	13,608,171	(567,259)	136,082
Information Technology	17,095,045	(1,927,199)	170,950
Materials	3,811,744	(228,224)	38,117
Telecom Services	4,030,005	(45,323)	40,291
Utilities	4,637,211	124,559	46,372
Total	$ 122,211,301	$ (3,670,352)	1,222,104

In addition to the Equity Sector Central Funds, the Fund may also invest in other Fidelity Central Funds as noted in the following table, including Fidelity Cash Central Fund, Fidelity Money Market Central Fund and Fidelity Securities Lending Cash Central Fund (the Money Market Central Funds) which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. Complete unaudited lists of holdings for each Fidelity Central Fund are available upon request and for the Equity and Fixed-Income Central Funds, at fidelity.com. Those reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's website, www.sec.gov, or upon request.

Based on their investment objectives, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in the value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in Fidelity Central Funds:

Annual Report

2. Investment in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities Delayed Delivery & When Issued Securities	less than 0.01%
Fidelity Floating Rate Central Investment Portfolio	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	0.01%
Fidelity High Income Central Investment Portfolio 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	0.01%
Fidelity Tactical Income Central Investment Portfolio	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	0.01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	less than 0.01% to 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable and Dividend Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,413,513
Unrealized depreciation	(1,626,534)
Net unrealized appreciation (depreciation)	6,786,979
Undistributed ordinary income	6,233,986
Undistributed long-term capital gain	2,320,287

Cost for federal income tax purposes	$ 225,984,414

The tax character of distributions paid was as follows:

	Ten months ended September 30, 2006	November 30, 2005	November 30, 2004
Ordinary Income	$ 1,585,422	$ 539,768	$ 753,013
Long-term Capital Gains	14,782,196	-	-
Total	$ 16,367,618	$ 539,768	$ 753,013

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including non Money Market Central Funds), other than short-term securities and U.S. government securities, aggregated $186,677,673 and $161,896,491, respectively, for the ten month period ended September 30, 2006.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended September 30, 2006 and November 30, 2005, the management fee was equivalent to an annualized rate of .57% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended September 30, 2006 and November 30, 2005, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			Ten months ended September 30, 2006		November 30, 2005
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 132,821	$ 4,294	$ 105,501	$ -
Class T	.25%	.25%	288,986	128	283,936	-
Class B	.75%	.25%	333,821	250,406	362,234	271,675
Class C	.75%	.25%	304,114	87,965	250,487	72,321
			$ 1,059,742	$ 342,793	$ 1,002,158	$ 343,996

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the ten month period ended September 30, 2006, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72,529
Class T	23,495
Class B*	63,969
Class C*	5,587
$ 165,580

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended September 30, 2006 and November 30, 2005, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Ten months ended September 30, 2006		November 30, 2005
	Amount	% of Average Net Assets	Amount	% of Average Net Assets
Class A	$ 143,521	.27*	$ 118,940.28
Class T	162,201	.28*	168,192.30
Class B	112,292	.34*	127,370.35
Class C	81,483	.27*	73,122.29
Institutional Class	5,503	.25*	2,463.21
	$ 505,000		$ 490,087

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,344 for the ten month period ended September 30, 2006.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended September 30, 2006 and November 30, 2005, amounted to $426 and $497, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities for the periods ended September 30, 2006 and November 30, 2005, amounted to $7,005 and $8,596, respectively.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Annual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the periods ended September 30, 2006 and November 30, 2005:

	Expense Limitations	Reimbursement from adviser
		September 30, 2006	November 30, 2005
Class B	2.25%-2.00%*	$ 18,209	$ 15,140

* Expense limitation in effect at November 30, 2005.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. For the periods ended September 30, 2006 and November 30, 2005, these services included payments of certain expenses on behalf of the Fund totaling $22,440 and $40,815, respectively. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended September 30, 2006 and November 30, 2005, these credits reduced the Fund's custody expenses by $0 and $114, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Ten months ended September 30, 2006	November 30, 2005
	Transfer Agent expense reduction	Transfer Agent expense reduction
Class A	$ 2,233	$ 1,073
Class C	313	-
	$ 2,546	$ 1,073

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

10. Other - continued

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

		Years ended November 30,
	Ten months ended September 30, 2006	2005	2004
From net investment income
Class A	$ 658,428	$ 297,203	$ 276,211
Class T	564,480	219,879	388,992
Class B	153,826	-	52,132
Class C	170,369	9,235	27,347
Institutional Class	38,319	13,451	8,331
Total	$ 1,585,422	$ 539,768	$ 753,013

From net realized gain
Class A	$ 4,075,574	$ -	$ -
Class T	4,949,294	-	-
Class B	3,155,607	-	-
Class C	2,465,196	-	-
Institutional Class	136,525	-	-
Total	$ 14,782,196	$ -	$ -

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
		Years ended November 30,
	Ten months ended September 30, 2006	2005	2004
Class A
Shares sold	2,625,416	1,672,636	1,440,478
Reinvestment of distributions	382,698	23,884	26,510
Shares redeemed	(888,738)	(806,455)	(1,827,167)
Net increase (decrease)	2,119,376	890,065	(360,179)
Class T
Shares sold	1,740,673	1,779,081	1,379,239
Reinvestment of distributions	465,222	18,515	37,143
Shares redeemed	(1,241,615)	(1,969,870)	(1,667,206)
Net increase (decrease)	964,280	(172,274)	(250,824)
Class B
Shares sold	732,024	1,039,840	993,729
Reinvestment of distributions	251,758	-	4,477
Shares redeemed	(1,022,743)	(749,604)	(611,883)
Net increase (decrease)	(38,961)	290,236	386,323
Class C
Shares sold	1,196,793	1,123,983	840,741
Reinvestment of distributions	203,966	725	2,340
Shares redeemed	(507,858)	(402,711)	(356,898)
Net increase (decrease)	892,901	721,997	486,183
Institutional Class
Shares sold	280,932	102,713	161,798
Reinvestment of distributions	12,010	910	588
Shares redeemed	(98,710)	(32,917)	(162,830)
Net increase (decrease)	194,232	70,706	(444)

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Dollars
		Years ended November 30,
	Ten months ended September 30, 2006	2005	2004
Class A
Shares sold	$ 31,147,219	$ 19,857,557	$ 14,859,192
Reinvestment of distributions	4,488,844	279,633	270,784
Shares redeemed	(10,561,054)	(9,453,473)	(18,758,519)
Net increase (decrease)	$ 25,075,009	$ 10,683,717	$ (3,628,543)
Class T
Shares sold	$ 20,586,230	$ 20,801,971	$ 14,227,145
Reinvestment of distributions	5,433,273	215,033	377,760
Shares redeemed	(14,649,161)	(22,739,571)	(17,214,237)
Net increase (decrease)	$ 11,370,342	$ (1,722,567)	$ (2,609,332)
Class B
Shares sold	$ 8,618,422	$ 12,146,325	$ 10,217,284
Reinvestment of distributions	2,927,091	-	45,217
Shares redeemed	(12,000,020)	(8,727,769)	(6,276,642)
Net increase (decrease)	$ (454,507)	$ 3,418,556	$ 3,985,859
Class C
Shares sold	$ 14,061,422	$ 13,167,117	$ 8,660,023
Reinvestment of distributions	2,371,308	8,158	23,630
Shares redeemed	(5,961,027)	(4,691,340)	(3,660,682)
Net increase (decrease)	$ 10,471,703	$ 8,483,935	$ 5,022,971
Institutional Class
Shares sold	$ 3,328,343	$ 1,217,559	$ 1,695,127
Reinvestment of distributions	141,188	10,751	6,027
Shares redeemed	(1,163,521)	(384,383)	(1,700,910)
Net increase (decrease)	$ 2,306,010	$ 843,927	$ 244

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Asset Manager 70%:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Asset Manager 70% (formerly Fidelity Advisor Asset Allocation) (a fund of Fidelity Advisor Series I) at September 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Asset Manager 70%'s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor Asset Manager 70% (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of Advisor Asset Manager 70%. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Richard C. Habermann (66)

Year of Election or Appointment: 1998

Vice President of Advisor Asset Manager 70%. Mr. Habermann serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann worked as a portfolio manager, director of research for FMR Co., Inc., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited. Mr. Habermann also serves as Senior Vice President of FMR (1993) and FMR Co., Inc. (2001).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Advisor Asset Manager 70%. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Advisor Asset Manager 70%. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Advisor Asset Manager 70%. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of FDC (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Asset Manager 70%. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Advisor Asset Manager 70%. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Asset Manager 70%. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Asset Manager 70%. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Asset Manager 70%. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Asset Manager 70%. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Asset Manager 70%. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Asset Manager 70%. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Asset Manager 70%. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1998 Assistant Treasurer of Advisor Asset Manager 70%. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Asset Manager 70%. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Asset Manager 70%. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Asset Manager 70%. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Asset Manager 70%. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2006, $2,370,371, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,585,422 of distributions paid during the period December 1, 2005 to September 30, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 32%, 65%, and 68%; Class B designates 77%, 100%, and 100%; Class C designates 73%, 100%, and 100%; and Class T designates 40%, 95%, and 84% of the dividends distributed in December 2005, April 2006 and July 2006, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100%, 100%, and 100%; Class B designates 100%, 100%, and 100%; Class C designates 100%, 100%, and 100%; and Class T designates 100%, 100%, and 100% of the dividends distributed in December 2005, April 2006 and July 2006, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	23,646,096,570.07	95.968
Withheld	993,351,122.13	4.032
TOTAL	24,639,447,692.20	100.000
Albert R. Gamper, Jr. B
Affirmative	23,644,686,102.25	95.963
Withheld	994,761,589.95	4.037
TOTAL	24,639,447,692.20	100.000
Robert M. Gates
Affirmative	23,635,489,889.71	95.925
Withheld	1,003,957,802.49	4.075
TOTAL	24,639,447,692.20	100.000
George H. Heilmeier
Affirmative	23,634,646,940.40	95.922
Withheld	1,004,800,751.80	4.078
TOTAL	24,639,447,692.20	100.000
Abigail P. Johnson
Affirmative	23,626,884,933.79	95.890
Withheld	1,012,562,758.41	4.110
TOTAL	24,639,447,692.20	100.000
Edward C. Johnson 3d
Affirmative	23,607,654,397.76	95.812
Withheld	1,031,793,294.44	4.188
TOTAL	24,639,447,692.20	100.000
Stephen P. Jonas
Affirmative	23,640,228,498.47	95.945
Withheld	999,219,193.73	4.055
TOTAL	24,639,447,692.20	100.000
Marie L. Knowles
Affirmative	23,642,631,561.52	95.954
Withheld	996,816,130.68	4.046
TOTAL	24,639,447,692.20	100.000
Ned C. Lautenbach
Affirmative	23,646,771,085.41	95.971
Withheld	992,676,606.79	4.029
TOTAL	24,639,447,692.20	100.000
Marvin L. Mann
Affirmative	23,621,163,561.36	95.867
Withheld	1,018,284,130.84	4.133
TOTAL	24,639,447,692.20	100.000
William O. McCoy
Affirmative	23,625,327,040.77	95.884
Withheld	1,014,120,651.43	4.116
TOTAL	24,639,447,692.20	100.000
Robert L. Reynolds
Affirmative	23,644,126,745.24	95.960
Withheld	995,320,946.96	4.040
TOTAL	24,639,447,692.20	100.000
Cornelia M. Small
Affirmative	23,641,416,919.22	95.949
Withheld	998,030,772.98	4.051
TOTAL	24,639,447,692.20	100.000
William S. Stavropoulos
Affirmative	23,628,491,758.75	95.897
Withheld	1,010,955,933.45	4.103
TOTAL	24,639,447,692.20	100.000
Kenneth L. Wolfe
Affirmative	23,645,308,252.35	95.965
Withheld	994,139,439.85	4.035
TOTAL	24,639,447,692.20	100.000
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Asset Manager 70% (formerly known as Advisor Asset Allocation Fund)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class C and Institutional Class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Asset Manager 70%

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Asset Manager 70%

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Institutional Class ranked below its competitive median for 2005, the total expenses of Class A ranked equal to its competitive median for 2005, and the total expenses of each of Class B, Class C, and Class T ranked above its competitive median for 2005. The Board considered that Class B, Class C, and Class T were above median because of relatively high expenses in basis points due to small fund size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAL-UANN-1106
1.786671.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Asset ManagerSM 70% -

Institutional Class

(formerly known as Fidelity® Advisor Asset Allocation Fund - Institutional Class)

Annual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past four months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

On July 21, 2006, Fidelity changed its investment approach for managing the equity component of Fidelity Advisor Asset Manager 70% similar to how it changed its approach back in 2004 for managing the fixed-income component. The change does not impact the Fund's investment objective or risk profile but only the mechanics of how Fidelity manages the Fund's equity investment portfolio. Rather than just investing directly in equity securities, the Fund will expand its use of Fidelity Central Funds and gain most of its exposure to the equity market by investing in 10 new Fidelity Equity Sector Central Funds that are available only to other Fidelity mutual funds. The Equity Sector Central Funds will be aligned with the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities.

In connection with the Fund's change in its equity investment approach on July 21, the Fund transferred most of its equity assets into the Equity Sector Central Funds. The remaining assets continued to be invested in Fixed-Income and Money Market Central Funds as well as international equity securities, short-term instruments and futures contracts.

The new approach changes the way this annual report presents the Fund's holdings and financial information. The highlights are as follows:

  The Investment Changes page will continue to provide a summary of major shifts in the Fund's investments based on a complete "look-through," which means the securities held directly by the Fund as well as the securities and other investments held indirectly through investment in the underlying Central Funds are reflected in the information provided.
  The Investment Summary page is new and provides further details of asset allocation among the direct holdings of the Fund.
  The Investments section will continue to reflect direct investments of the Fund which will primarily consist of investments in Central Funds. Many of the individual equity securities previously held by the Fund were transferred to the new Equity Sector Central Funds, so they are no longer directly held. Information on the underlying holdings for Fidelity's Central Funds will continue to be available upon request or, for the Equity Sector and Fixed-Income Central Funds, at advisor.fidelity.com.

Annual Report

  The Statement of Operations within the Financial Statements, will continue to show the income, expenses, realized and unrealized gains and/or losses of Fidelity Advisor Asset Manager 70%. The Financial Highlights, within the Financial Statements, and the Shareholder Expense Example also will continue to provide expense information for Fidelity Advisor Asset Manager 70% as well as include information regarding expenses for the underlying Central Funds. Fidelity Advisor Asset Manager 70%, as an investing fund in the Central Funds, indirectly bears its share of the Central Funds' expenses, and this information is being provided in the Shareholder Expense Example and Financial Highlights, in a footnote reference to illustrate these impacts, as well as in the Notes to Financial Statements.
  Lastly, the Fund changed its fiscal year end from November 30 to September 30 to align it with the fiscal year end of the Equity Sector Central Funds. Accordingly, the Fund's financial statements and related notes include information as of the ten month period ended September 30, 2006 and the one year period ended November 30, 2005.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to September 30th, effective September 30, 2006. Performance data reflects returns for periods ended September 30, 2006.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Life of fundA
Institutional Class	8.34%	9.25%	5.04%

A From December 28, 1998.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset ManagerSM 70% - Institutional Class on December 28, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Habermann, Portfolio Manager of Fidelity Advisor Asset ManagerSM 70%

After a shaky start to the 12-month period ending September 30, 2006, stocks trended higher from November through April, bolstered by solid corporate earnings. Concerns about higher inflation and interest rates derailed the market in the late spring and early summer, but stocks rallied in August and September on tamer inflation data and a pause in the Federal Reserve Board's rate-tightening campaign. For the year overall, the Standard & Poor's 500SM Index (S&P 500®) returned 10.79%. Looking abroad, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index gained 19.34%. U.S. investment-grade bonds also were able to overcome inflation fears and posted modest advances, with the Lehman Brothers® Aggregate Bond Index rising 3.67%.

The fund's Institutional Class shares were up 8.34% for the 12 months ending September 30, 2006 - the fund's new fiscal year end - while the Fidelity Asset Manager 70% Composite Index rose 7.78%. For the 10 months ending September 30, 2006 - the period since the fund's previous annual report - the fund's Institutional Class shares gained 6.37%, versus 6.30% for the Composite index. Favoring equities and high-yield securities relative to investment-grade debt in the first half of the period was a big contributor versus the index. Having exposure to foreign stocks helped a lot, as overseas markets beat their U.S. counterparts. Unfortunately, weak security selection in the fund's international equity component curbed returns. (On July 1, the equity component of the Composite benchmark changed from the S&P 500 to a mix of the Dow Jones Wilshire 5000 Composite IndexSM and the MSCI EAFE index to better reflect the fund's investments in U.S. and foreign stocks.) The U.S. equity subportfolio performed in line with the blended domestic benchmark prior to converting to a central fund structure in mid-July. Returns were solid during the period's first half, but those gains evaporated as the market sold off and several cyclical holdings struggled. The sector central funds added value for the roughly two months since their inception - amid a snapback in equities - finishing slightly ahead of the Dow Jones Wilshire 5000. In fixed income, good security selection helped our high-yield, investment-grade and floating-rate central fund holdings comfortably outpace the Lehman Brothers index. The strategic cash portion of the fund also beat its benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to September 30th, effective September 30, 2006. Expenses are based on the past six months of activity for the period ended September 30, 2006.

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Class A
Actual	$ 1,000.00	$ 1,015.70	$ 6.22
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.23
Class T
Actual	$ 1,000.00	$ 1,014.90	$ 7.53
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.54
Class B
Actual	$ 1,000.00	$ 1,012.60	$ 10.09
HypotheticalA	$ 1,000.00	$ 1,015.04	$ 10.10
Class C
Actual	$ 1,000.00	$ 1,011.70	$ 9.93
HypotheticalA	$ 1,000.00	$ 1,015.19	$ 9.95
Institutional Class
Actual	$ 1,000.00	$ 1,017.50	$ 4.96
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.23%
Class T	1.49%
Class B	2.00%
Class C	1.97%
Institutional Class	.98%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of the most recent fiscal half year ranged from less than .01% to .02%.

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published semiannual report.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
	% of fund's net assets	% of fund's net assets 4 months ago
General Electric Co.	1.5	2.1
American International Group, Inc.	1.1	1.2
Pfizer, Inc.	0.9	1.0
Johnson & Johnson	0.8	1.3
JPMorgan Chase & Co.	0.6	1.2
Bank of America Corp.	0.6	1.4
Wachovia Corp.	0.6	0.0
Wells Fargo & Co.	0.6	0.9
ACE Ltd.	0.6	0.4
Federated Department Stores, Inc.	0.6	0.5
	7.9
Asset Allocation (% of fund's net assets)
As of September 30, 2006	As of May 31, 2006
Stock class and Equity Futures 69.3%	Stock class and Equity Futures 68.4%
Bond class 28.6%	Bond class 24.7%
Short-term class 2.1%	Short-term class 6.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2006
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Investment Portfolio	12.7
Fidelity Information Technology Central Investment Portfolio	8.7
Fidelity Health Care Central Investment Portfolio	7.1
Fidelity Consumer Discretionary Central Investment Portfolio	6.5
Fidelity Industrials Central Investment Portfolio	6.2
Fidelity Energy Central Investment Portfolio	5.1
Fidelity Consumer Staples Central Investment Portfolio	4.7
Fidelity Utilities Central Investment Portfolio	2.1
Fidelity Materials Central Investment Portfolio	1.8
Fidelity Telecom Services Central Investment Portfolio	1.8
Total Equity Sector Central Funds	56.7
All Other Equity Investments	4.2 A
Total Equity Holdings	60.9

Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	22.4
High Yield Fixed-Income Funds	4.8
Total Fixed-Income Central Funds	27.2
Money Market Central Funds	11.5
Other Short-Term Investments and Net Other Assets	0.4
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 19.6% of net assets.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Equity Sector Central Funds - 56.7%
	Shares	Value (Note 1)
Fidelity Consumer Discretionary Central Investment Portfolio (d)	132,384	$ 15,155,342
Fidelity Consumer Staples Central Investment Portfolio (d)	104,895	10,970,951
Fidelity Energy Central Investment Portfolio (d)	122,159	11,868,938
Fidelity Financials Central Investment Portfolio (d)	273,230	29,497,889
Fidelity Health Care Central Investment Portfolio (d)	156,130	16,573,171
Fidelity Industrials Central Investment Portfolio (d)	135,785	14,478,724
Fidelity Information Technology Central Investment Portfolio (d)	174,404	20,295,446
Fidelity Materials Central Investment Portfolio (d)	39,155	4,070,208
Fidelity Telecom Services Central Investment Portfolio (d)	36,533	4,198,709
Fidelity Utilities Central Investment Portfolio (d)	47,470	4,824,862
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $125,943,963)		131,934,240
Fixed-Income Central Funds - 27.2%

Investment Grade Fixed-Income Funds - 22.4%
Fidelity Tactical Income Central Investment Portfolio (d)	529,670	52,177,801
High Yield Fixed-Income Funds - 4.8%
Fidelity Floating Rate Central Investment Portfolio (d)	65,087	6,529,528
Fidelity High Income Central Investment Portfolio 1 (d)	47,167	4,634,110
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		11,163,638
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $62,544,635)		63,341,439
Common Stocks - 4.2%

Australia - 0.0%
BHP Billiton Ltd. sponsored ADR	2,300	87,124
Austria - 0.1%
OMV AG	2,600	134,718
Canada - 0.2%
Canadian Natural Resources Ltd.	5,200	236,941
Talisman Energy, Inc.	11,900	194,155
TOTAL CANADA		431,096
Finland - 0.0%
Metso Corp. sponsored ADR	1,900	69,901
France - 0.6%
AXA SA	5,833	215,296
BNP Paribas SA	2,000	215,197
Compagnie Generale de Geophysique SA (a)	900	138,438
Neopost SA	1,500	178,992
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Nexity	1,600	$ 101,225
Pernod Ricard SA	1,000	208,095
Renault SA	1,100	126,170
Societe Generale Series A	1,600	254,634
TOTAL FRANCE		1,438,047
Germany - 0.6%
Allianz AG (Reg.)	1,100	190,630
Bayer AG	2,100	106,995
Deutsche Postbank AG	1,300	98,665
E.ON AG	3,000	357,030
Heidelberger Druckmaschinen AG	4,000	164,904
Linde AG	1,200	113,049
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,700	268,846
Pfleiderer AG	4,775	114,685
Techem AG	1,700	82,329
TOTAL GERMANY		1,497,133
Hong Kong - 0.1%
Techtronic Industries Co. Ltd.	82,000	121,043
India - 0.1%
Infosys Technologies Ltd.	4,162	168,121
Italy - 0.2%
Banca Intesa Spa	18,100	119,101
Fiat Spa (a)	13,300	212,087
Unicredito Italiano Spa	22,000	182,594
TOTAL ITALY		513,782
Japan - 0.8%
Aeon Co. Ltd.	7,300	178,878
Credit Saison Co. Ltd.	2,800	118,024
Daiwa Securities Group, Inc.	8,000	93,309
Fanuc Ltd.	1,200	93,648
Hoya Corp.	3,500	131,830
Mitsui Fudosan Co. Ltd.	5,000	113,632
Nikko Cordial Corp.	12,500	144,949
Nintendo Co. Ltd.	700	144,213
Nitto Denko Corp.	2,500	148,123
ORIX Corp.	790	218,321
Sony Corp.	2,200	88,792
Sumitomo Electric Industries Ltd.	8,500	115,041
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	23	$ 241,398
T&D Holdings, Inc.	1,100	79,606
TOTAL JAPAN		1,909,764
Korea (South) - 0.2%
Daegu Bank Co. Ltd.	4,540	76,042
Kookmin Bank sponsored ADR	1,200	93,636
Samsung Electronics Co. Ltd.	370	259,622
Shinsegae Co. Ltd.	114	59,030
TOTAL KOREA (SOUTH)		488,330
Netherlands - 0.2%
ING Groep NV (Certificaten Van Aandelen)	4,500	197,910
Koninklijke Numico NV	3,200	144,056
Koninklijke Philips Electronics NV (NY Shares)	4,200	147,042
TOTAL NETHERLANDS		489,008
Norway - 0.1%
Norsk Hydro ASA	5,260	118,403
Renewable Energy Corp. AS	3,700	57,260
TOTAL NORWAY		175,663
South Africa - 0.0%
Nedbank Group Ltd.	3,100	45,452
Spain - 0.0%
Inditex SA	1,000	46,615
Sweden - 0.1%
Atlas Copco AB (A Shares)	5,000	131,348
Switzerland - 0.5%
Novartis AG (Reg.)	5,050	295,122
Roche Holding AG (participation certificate)	2,252	389,412
Syngenta AG sponsored ADR	5,400	162,972
UBS AG (NY Shares)	5,300	314,343
TOTAL SWITZERLAND		1,161,849
Taiwan - 0.1%
Advanced Semiconductor Engineering, Inc.	155,000	143,952
Turkey - 0.0%
Finansbank AS	20,684	82,627
United Kingdom - 0.1%
Benfield Group PLC	10,500	71,841
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Reckitt Benckiser PLC	3,400	$ 140,913
Tesco PLC	14,700	99,064
TOTAL UNITED KINGDOM		311,818
United States of America - 0.2%
NTL, Inc.	5,300	134,779
Synthes, Inc.	1,864	207,227
TOTAL UNITED STATES OF AMERICA		342,006
TOTAL COMMON STOCKS (Cost $9,127,745)		9,789,397
Money Market Central Funds - 11.5%

Fidelity Cash Central Fund, 5.36% (b) (Cost $26,605,937)	26,605,937	26,605,937
U.S. Treasury Obligations - 0.5%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.78% to 4.82% 12/7/06 (c) (Cost $1,100,063)	$ 1,110,000	1,100,380
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $225,322,343)		232,771,393
NET OTHER ASSETS - (0.1)%		(219,327)
NET ASSETS - 100%		$ 232,552,066
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
104 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2006	$ 5,160,558	$ 166,328
35 FTSE 100 Index Contracts (United Kingdom)	Dec. 2006	3,922,250	71,123
24 S&P 500 Index Contracts	Dec. 2006	8,072,400	189,043
33 TOPIX 150 Index Contracts (Japan)	Dec. 2006	4,510,982	(68,991)
TOTAL EQUITY INDEX CONTRACTS		$ 21,666,190	$ 357,503

The face value of futures purchased as a percentage of net assets - 9.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,100,380.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Investing Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Ten Months ended September 30, 2006 Income earned	Year ended November 30, 2005 Income earned
Fidelity Cash Central Fund	$ 1,126,364	$ 693,047
Fidelity Consumer Discretionary Central Investment Portfolio	22,460	-
Fidelity Consumer Staples Central Investment Portfolio	39,816	-
Fidelity Energy Central Investment Portfolio	33,674	-
Fidelity Financials Central Investment Portfolio	127,666	-
Fidelity Floating Rate Central Investment Portfolio	254,159	106,304
Fidelity Health Care Central Investment Portfolio	52,299	-
Fidelity High Income Central Investment Portfolio 1	779,330	769,542
Fidelity Industrials Central Investment Portfolio	55,716	-
Fidelity Information Technology Central Investment Portfolio	24,071	-
Fidelity Materials Central Investment Portfolio	19,308	-
Fidelity Securities Lending Cash Central Fund	7,005	8,596
Fidelity Tactical Income Central Investment Portfolio	1,177,940	466,050
Fidelity Telecom Services Central Investment Portfolio	5,050	-
Fidelity Ultra-Short Central Fund	-	1,569
Fidelity Utilities Central Investment Portfolio	28,529	-
Total	$ 3,753,387	$ 2,045,108

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value at November 30, 2005	Purchases	Sales Proceeds	Value, at September 30, 2006	% ownership, end of period
Fidelity Consumer Discretionary Central Investment Portfolio	$ -	$ 13,242,560*	$ -	$ 15,155,342	1.9%
Fidelity Consumer Staples Central Investment Portfolio	-	10,491,393*	-	10,970,951	1.9%
Fidelity Energy Central Investment Portfolio	-	12,218,318*	-	11,868,938	1.9%

Annual Report

See accompanying notes which are an integral part of the financial statements.

Affiliated Central Funds - continued

Fund	Value at November 30, 2005	Purchases	Sales Proceeds	Value, at September 30, 2005	% ownership, end of period
Fidelity Financials Central Investment Portfolio	$ -	$ 28,148,080	$ 855,381	$ 29,497,889	1.9%
Fidelity Floating Rate Central Investment Portfolio	2,543,537	3,998,797	-	6,529,528	0.4%
Fidelity Health Care Central Investment Portfolio	-	15,625,407*	-	16,573,171	1.9%
Fidelity High Income Central Investment Portfolio 1	10,223,420	4,841,000	10,497,331	4,634,110	0.8%
Fidelity Industrials Central Investment Portfolio	-	13,608,171*	30,481	14,478,724	1.9%
Fidelity Information Technology Central Investment Portfolio	-	17,476,332*	-	20,295,446	1.9%
Fidelity Materials Central Investment Portfolio	-	3,918,720*	-	4,070,208	1.9%
Fidelity Tactical Income Central Investment Portfolio	17,312,467	34,003,959	-	52,177,801	1.0%
Fidelity Telecom Services Central Investment Portfolio	-	4,030,005*	414,658	4,198,709	1.9%
Fidelity Utilities Central Investment Portfolio	-	4,749,976*	-	4,824,862	1.9%
Total	$ 30,079,424	$ 166,352,718	$ 11,797,851	$ 195,275,679
* Includes the value of shares received through in-kind contributions - See Note 2 of the Notes to Financial Statements.
Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's Equity and Fixed-Income Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	13.5%
AAA,AA,A	6.0%
BBB	4.3%
BB	2.0%
B	2.0%
CCC,CC,C	0.4%
Not Rated	0.9%
Equities	69.0%
Short-Term Investments and Net Other Assets	1.9%
100.0%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	80.4%
United Kingdom	3.5%
Japan	3.0%
Germany	2.9%
Bermuda	1.9%
Switzerland	1.4%
Cayman Islands	1.3%
Canada	1.0%
France	1.0%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,227,808)	$ 10,889,777
Fidelity Central Funds (cost $215,094,535)	221,881,616
Total Investments (cost $225,322,343)		$ 232,771,393
Receivable for fund shares sold		275,306
Dividends receivable		209,943
Interest receivable		393,962
Receivable for daily variation on futures contracts		15,669
Prepaid expenses		86
Receivable from investment adviser for expense reductions		2,074
Other receivables		3,150
Total assets		233,671,583

Liabilities
Payable for fund shares redeemed	$ 772,018
Accrued management fee	108,265
Distribution fees payable	111,373
Other affiliated payables	63,153
Other payables and accrued expenses	64,708
Total liabilities		1,119,517

Net Assets		$ 232,552,066
Net Assets consist of:
Paid in capital		$ 216,884,885
Undistributed net investment income		1,368,482
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,496,451
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,802,248
Net Assets		$ 232,552,066

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,226,345 ÷ 6,297,941 shares)	$ 12.10

Maximum offering price per share (100/94.25 of $12.10)	$ 12.84
Class T: Net Asset Value and redemption price per share ($72,581,642 ÷ 6,024,820 shares)	$ 12.05

Maximum offering price per share (100/96.50 of $12.05)	$ 12.49
Class B: Net Asset Value and offering price per share ($38,555,201 ÷ 3,216,861 shares)A	$ 11.99

Class C: Net Asset Value and offering price per share ($41,116,824 ÷ 3,433,663 shares)A	$ 11.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,072,054 ÷ 335,551 shares)	$ 12.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Ten months ended September 30, 2006	Year ended November 30, 2005

Investment Income
Dividends	$ 1,407,747	$ 1,286,875
Interest	32,021	26,907
Income from Fidelity Central Funds	3,753,387	2,045,108
Total income	5,193,155	3,358,890

Expenses
Management fee	$ 1,001,556	$ 922,438
Transfer agent fees	505,000	490,087
Distribution fees	1,059,742	1,002,158
Accounting and security lending fees	80,510	69,721
Custodian fees and expenses	72,963	50,434
Independent trustees' compensation	671	724
Registration fees	69,280	59,334
Audit	45,768	42,736
Legal	3,727	1,601
Miscellaneous	(7,748)	26,242
Total expenses before reductions	2,831,469	2,665,475
Expense reductions	(43,195)	(57,142)
Total expenses	2,788,274	2,608,333
Net investment income (loss)	2,404,881	750,557
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,185)	7,231,480	26,824,424
Fidelity Central Funds	186,987	(1)
Foreign currency transactions	(794)	15,092
Futures contracts	551,242	344,153
Total net realized gain (loss)	7,968,915	27,183,668
Change in net unrealized appreciation (depreciation) on: Investment securities Unaffiliated issuers (net of decrease and increase in deferred foreign taxes of $7,338 and $12,013, respectively)	(9,234,512)	(7,896,933)
Fidelity Central Funds	10,454,359	(585,409)
Assets and liabilities in foreign currencies	1,153	(22,232)
Futures contracts	155,708	23,573
Total change in net unrealized appreciation (depreciation)	1,376,708	(8,481,001)
Net gain (loss)	9,345,623	18,702,667
Net increase (decrease) in net assets resulting from operations	$ 11,750,504	$ 19,453,224

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Ten months ended September 30, 2006	Year ended November 30, 2005	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,404,881	$ 750,557	$ 479,361
Net realized gain (loss)	7,968,915	27,183,668	11,222,253
Change in net unrealized appreciation (depreciation)	1,376,708	(8,481,001)	4,207,844
Net increase (decrease) in net assets resulting from operations	11,750,504	19,453,224	15,909,458
Distributions to shareholders from net investment income	(1,585,422)	(539,768)	(753,013)
Distributions to shareholders from net realized gain	(14,782,196)	-	-
Total distributions	(16,367,618)	(539,768)	(753,013)
Share transactions - net increase (decrease)	48,768,557	21,707,568	2,771,199
Total increase (decrease) in net assets	44,151,443	40,621,024	17,927,644

Net Assets
Beginning of period	188,400,623	147,779,599	129,851,955
End of period (including undistributed net investment income of $1,368,482, $340,043, and $114,250, respectively)	$ 232,552,066	$ 188,400,623	$ 147,779,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	Ten months ended September 30,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.17	.10	.08	.12	.15	.20
Net realized and unrealized gain (loss)	.54	1.36	1.17	1.16	(1.05)	(1.20)
Total from investment operations	.71	1.46	1.25	1.28	(.90)	(1.00)
Distributions from net investment income	(.13)	(.08)	(.08)	(.12)	(.16)	(.19)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.09)	(.08)	(.08)	(.12)	(.16)	(.19)
Net asset value, end of period	$ 12.10	$ 12.48	$ 11.10	$ 9.93	$ 8.77	$ 9.83
Total Return B, C, D	6.04%	13.22%	12.66%	14.79%	(9.28)%	(9.13)%
Ratios to Average Net Assets G
Expenses before reductions	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of fee waivers, if any	1.24% A	1.26%	1.28%	1.27%	1.29%	1.26%
Expenses net of all reductions	1.22% A	1.23%	1.25%	1.23%	1.25%	1.23%
Net investment income (loss)	1.72% A	.85%	.75%	1.33%	1.65%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,226	$ 52,137	$ 36,512	$ 36,234	$ 29,894	$ 14,487
Portfolio turnover rate F, H	105% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expense paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less then .01% to .01%.

H The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	Ten months ended September 30,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79	$ 10.99
Income from Investment Operations
Net investment income (loss) E	.14	.07	.05	.09	.13	.17
Net realized and unrealized gain (loss)	.55	1.35	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.69	1.42	1.22	1.24	(.92)	(1.02)
Distributions from net investment income	(.10)	(.05)	(.07)	(.09)	(.12)	(.18)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.06)	(.05)	(.07)	(.09)	(.12)	(.18)
Net asset value, end of period	$ 12.05	$ 12.42	$ 11.05	$ 9.90	$ 8.75	$ 9.79
Total Return B, C, D	5.90%	12.83%	12.39%	14.33%	(9.50)%	(9.35)%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of fee waivers, if any	1.50% A	1.52%	1.57%	1.59%	1.56%	1.55%
Expenses net of all reductions	1.48% A	1.50%	1.55%	1.56%	1.53%	1.52%
Net investment income (loss)	1.45% A	.58%	.46%	1.00%	1.38%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,582	$ 62,862	$ 57,816	$ 54,298	$ 45,804	$ 71,346
Portfolio turnover rate F, H	105% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expense paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less then .01% to .01%.

H The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	Ten months ended September 30,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.09	.01	(.01)	.04	.08	.12
Net realized and unrealized gain (loss)	.55	1.34	1.17	1.15	(1.05)	(1.19)
Total from investment operations	.64	1.35	1.16	1.19	(.97)	(1.07)
Distributions from net investment income	(.05)	-	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.01)	-	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 11.99	$ 12.36	$ 11.01	$ 9.87	$ 8.73	$ 9.78
Total Return B, C, D	5.45%	12.26%	11.77%	13.72%	(10.00)%	(9.80)%
Ratios to Average Net Assets G
Expenses before reductions	2.05% A	2.08%	2.14%	2.12%	2.10%	2.04%
Expenses net of fee waivers, if any	2.00% A	2.04%	2.14%	2.12%	2.10%	2.04%
Expenses net of all reductions	1.99% A	2.01%	2.11%	2.08%	2.06%	2.01%
Net investment income (loss)	.95% A	.07%	(.11)%	.48%	.84%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,555	$ 40,236	$ 32,642	$ 25,463	$ 19,261	$ 21,599
Portfolio turnover rate F, H	105% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expense paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less then .01% to .01%.

H The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	Ten months ended September 30,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.09	.01	(.01)	.05	.08	.12
Net realized and unrealized gain (loss)	.54	1.35	1.17	1.15	(1.05)	(1.18)
Total from investment operations	.63	1.36	1.16	1.20	(.97)	(1.06)
Distributions from net investment income	(.06)	(.01)	(.02)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.02)	(.01)	(.02)	(.05)	(.08)	(.11)
Net asset value, end of period	$ 11.97	$ 12.36	$ 11.01	$ 9.87	$ 8.72	$ 9.77
Total Return B, C, D	5.37%	12.31%	11.77%	13.85%	(10.01)%	(9.73)%
Ratios to Average Net Assets G
Expenses before reductions	1.98% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of fee waivers, if any	1.98% A	2.02%	2.08%	2.08%	2.07%	2.02%
Expenses net of all reductions	1.97% A	1.99%	2.05%	2.05%	2.03%	1.99%
Net investment income (loss)	.97% A	.09%	(.05)%	.52%	.88%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,117	$ 31,397	$ 20,023	$ 13,150	$ 9,574	$ 11,037
Portfolio turnover rate F, H	105% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expense paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less then .01% to .01%.

H The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	Ten months ended September 30,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85	$ 11.04
Income from Investment Operations
Net investment income (loss) D	.19	.14	.11	.15	.16	.24
Net realized and unrealized gain (loss)	.56	1.36	1.19	1.15	(1.04)	(1.21)
Total from investment operations	.75	1.50	1.30	1.30	(.88)	(.97)
Distributions from net investment income	(.16)	(.13)	(.11)	(.13)	(.19)	(.22)
Distributions from net realized gain	(.96)	-	-	-	-	-
Total distributions	(1.12)	(.13)	(.11)	(.13)	(.19)	(.22)
Net asset value, end of period	$ 12.14	$ 12.51	$ 11.14	$ 9.95	$ 8.78	$ 9.85
Total Return B, C	6.37%	13.56%	13.17%	15.03%	(9.07)%	(8.86)%
Ratios to Average Net Assets F
Expenses before reductions	.97% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of fee waivers, if any	.97% A	.93%	.92%	1.13%	1.11%	.95%
Expenses net of all reductions	.96% A	.91%	.89%	1.09%	1.07%	.92%
Net investment income (loss)	1.98% A	1.17%	1.11%	1.47%	1.84%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,072	$ 1,768	$ 787	$ 707	$ 5,359	$ 745
Portfolio turnover rate E, G	105% A	125%	106%	99%	120%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expense paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less then .01% to .01%.

G The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2006

1. Organization.

Fidelity Advisor Asset Manager 70% (formerly Fidelity Advisor Asset Allocation)(the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from November 30 to September 30. Accordingly, the Fund's financial statements and related notes include information as of the ten month period ended September 30, 2006 and the one year period ended November 30, 2005.

2. Investment in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the Fidelity Central Funds.

During the period, the Fund exchanged securities for shares of 10, newly-created Fidelity Central Funds collectively known as Equity Sector Central Funds all of which are affiliated investment companies managed by Fidelity Management and Research Company, Inc. (FMRC), an affiliate of FMR. Each of the Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund delivered securities to each Equity

Annual Report

2. Investment in Fidelity Central Funds - continued

Sector Central Fund in exchange for shares of each respective Equity Sector Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Equity Sector Central Fund	Value of Securities Delivered	Unrealized Appreciation/ (Depreciation)	Shares of Equity Sector Central Fund Exchanged
Consumer Discretionary	$ 13,173,519	$ (531,853)	131,735
Consumer Staples	10,445,184	163,927	104,452
Energy	11,963,369	(621,516)	119,634
Financials	28,148,080	165,363	281,481
Health Care	15,298,973	(202,827)	152,990
Industrials	13,608,171	(567,259)	136,082
Information Technology	17,095,045	(1,927,199)	170,950
Materials	3,811,744	(228,224)	38,117
Telecom Services	4,030,005	(45,323)	40,291
Utilities	4,637,211	124,559	46,372
Total	$ 122,211,301	$ (3,670,352)	1,222,104

In addition to the Equity Sector Central Funds, the Fund may also invest in other Fidelity Central Funds as noted in the following table, including Fidelity Cash Central Fund, Fidelity Money Market Central Fund and Fidelity Securities Lending Cash Central Fund (the Money Market Central Funds) which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. Complete unaudited lists of holdings for each Fidelity Central Fund are available upon request and for the Equity and Fixed-Income Central Funds, at fidelity.com. Those reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's website, www.sec.gov, or upon request.

Based on their investment objectives, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in the value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in Fidelity Central Funds:

Annual Report

Notes to Financial Statements - continued

2. Investment in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities Delayed Delivery & When Issued Securities	less than 0.01%
Fidelity Floating Rate Central Investment Portfolio	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	0.01%
Fidelity High Income Central Investment Portfolio 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	0.01%
Fidelity Tactical Income Central Investment Portfolio	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	0.01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	less than 0.01% to 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable and Dividend Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,413,513
Unrealized depreciation	(1,626,534)
Net unrealized appreciation (depreciation)	6,786,979
Undistributed ordinary income	6,233,986
Undistributed long-term capital gain	2,320,287

Cost for federal income tax purposes	$ 225,984,414

The tax character of distributions paid was as follows:

	Ten months ended September 30, 2006	November 30, 2005	November 30, 2004
Ordinary Income	$ 1,585,422	$ 539,768	$ 753,013
Long-term Capital Gains	14,782,196	-	-
Total	$ 16,367,618	$ 539,768	$ 753,013

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including non Money Market Central Funds), other than short-term securities and U.S. government securities, aggregated $186,677,673 and $161,896,491, respectively, for the ten month period ended September 30, 2006.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended September 30, 2006 and November 30, 2005, the management fee was equivalent to an annualized rate of .57% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended September 30, 2006 and November 30, 2005, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			Ten months ended September 30, 2006		November 30, 2005
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 132,821	$ 4,294	$ 105,501	$ -
Class T	.25%	.25%	288,986	128	283,936	-
Class B	.75%	.25%	333,821	250,406	362,234	271,675
Class C	.75%	.25%	304,114	87,965	250,487	72,321
			$ 1,059,742	$ 342,793	$ 1,002,158	$ 343,996

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the ten month period ended September 30, 2006, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72,529
Class T	23,495
Class B*	63,969
Class C*	5,587
$ 165,580

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended September 30, 2006 and November 30, 2005, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Ten months ended September 30, 2006		November 30, 2005
	Amount	% of Average Net Assets	Amount	% of Average Net Assets
Class A	$ 143,521	.27*	$ 118,940.28
Class T	162,201	.28*	168,192.30
Class B	112,292	.34*	127,370.35
Class C	81,483	.27*	73,122.29
Institutional Class	5,503	.25*	2,463.21
	$ 505,000		$ 490,087

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,344 for the ten month period ended September 30, 2006.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended September 30, 2006 and November 30, 2005, amounted to $426 and $497, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities for the periods ended September 30, 2006 and November 30, 2005, amounted to $7,005 and $8,596, respectively.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the periods ended September 30, 2006 and November 30, 2005:

	Expense Limitations	Reimbursement from adviser
		September 30, 2006	November 30, 2005
Class B	2.25%-2.00%*	$ 18,209	$ 15,140

* Expense limitation in effect at November 30, 2005.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. For the periods ended September 30, 2006 and November 30, 2005, these services included payments of certain expenses on behalf of the Fund totaling $22,440 and $40,815, respectively. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended September 30, 2006 and November 30, 2005, these credits reduced the Fund's custody expenses by $0 and $114, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Ten months ended September 30, 2006	November 30, 2005
	Transfer Agent expense reduction	Transfer Agent expense reduction
Class A	$ 2,233	$ 1,073
Class C	313	-
	$ 2,546	$ 1,073

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

10. Other - continued

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

		Years ended November 30,
	Ten months ended September 30, 2006	2005	2004
From net investment income
Class A	$ 658,428	$ 297,203	$ 276,211
Class T	564,480	219,879	388,992
Class B	153,826	-	52,132
Class C	170,369	9,235	27,347
Institutional Class	38,319	13,451	8,331
Total	$ 1,585,422	$ 539,768	$ 753,013

From net realized gain
Class A	$ 4,075,574	$ -	$ -
Class T	4,949,294	-	-
Class B	3,155,607	-	-
Class C	2,465,196	-	-
Institutional Class	136,525	-	-
Total	$ 14,782,196	$ -	$ -

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
		Years ended November 30,
	Ten months ended September 30, 2006	2005	2004
Class A
Shares sold	2,625,416	1,672,636	1,440,478
Reinvestment of distributions	382,698	23,884	26,510
Shares redeemed	(888,738)	(806,455)	(1,827,167)
Net increase (decrease)	2,119,376	890,065	(360,179)
Class T
Shares sold	1,740,673	1,779,081	1,379,239
Reinvestment of distributions	465,222	18,515	37,143
Shares redeemed	(1,241,615)	(1,969,870)	(1,667,206)
Net increase (decrease)	964,280	(172,274)	(250,824)
Class B
Shares sold	732,024	1,039,840	993,729
Reinvestment of distributions	251,758	-	4,477
Shares redeemed	(1,022,743)	(749,604)	(611,883)
Net increase (decrease)	(38,961)	290,236	386,323
Class C
Shares sold	1,196,793	1,123,983	840,741
Reinvestment of distributions	203,966	725	2,340
Shares redeemed	(507,858)	(402,711)	(356,898)
Net increase (decrease)	892,901	721,997	486,183
Institutional Class
Shares sold	280,932	102,713	161,798
Reinvestment of distributions	12,010	910	588
Shares redeemed	(98,710)	(32,917)	(162,830)
Net increase (decrease)	194,232	70,706	(444)

Annual Report

12. Share Transactions - continued

	Dollars
		Years ended November 30,
	Ten months ended September 30, 2006	2005	2004
Class A
Shares sold	$ 31,147,219	$ 19,857,557	$ 14,859,192
Reinvestment of distributions	4,488,844	279,633	270,784
Shares redeemed	(10,561,054)	(9,453,473)	(18,758,519)
Net increase (decrease)	$ 25,075,009	$ 10,683,717	$ (3,628,543)
Class T
Shares sold	$ 20,586,230	$ 20,801,971	$ 14,227,145
Reinvestment of distributions	5,433,273	215,033	377,760
Shares redeemed	(14,649,161)	(22,739,571)	(17,214,237)
Net increase (decrease)	$ 11,370,342	$ (1,722,567)	$ (2,609,332)
Class B
Shares sold	$ 8,618,422	$ 12,146,325	$ 10,217,284
Reinvestment of distributions	2,927,091	-	45,217
Shares redeemed	(12,000,020)	(8,727,769)	(6,276,642)
Net increase (decrease)	$ (454,507)	$ 3,418,556	$ 3,985,859
Class C
Shares sold	$ 14,061,422	$ 13,167,117	$ 8,660,023
Reinvestment of distributions	2,371,308	8,158	23,630
Shares redeemed	(5,961,027)	(4,691,340)	(3,660,682)
Net increase (decrease)	$ 10,471,703	$ 8,483,935	$ 5,022,971
Institutional Class
Shares sold	$ 3,328,343	$ 1,217,559	$ 1,695,127
Reinvestment of distributions	141,188	10,751	6,027
Shares redeemed	(1,163,521)	(384,383)	(1,700,910)
Net increase (decrease)	$ 2,306,010	$ 843,927	$ 244

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Asset Manager 70%:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Asset Manager 70% (formerly Fidelity Advisor Asset Allocation) (a fund of Fidelity Advisor Series I) at September 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Asset Manager 70%'s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor Asset Manager 70% (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of Advisor Asset Manager 70%. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Richard C. Habermann (66)

Year of Election or Appointment: 1998

Vice President of Advisor Asset Manager 70%. Mr. Habermann serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann worked as a portfolio manager, director of research for FMR Co., Inc., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited. Mr. Habermann also serves as Senior Vice President of FMR (1993) and FMR Co., Inc. (2001).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Advisor Asset Manager 70%. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Advisor Asset Manager 70%. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Advisor Asset Manager 70%. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of FDC (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Asset Manager 70%. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Advisor Asset Manager 70%. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Asset Manager 70%. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Asset Manager 70%. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Asset Manager 70%. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Asset Manager 70%. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Asset Manager 70%. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Asset Manager 70%. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Asset Manager 70%. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1998 Assistant Treasurer of Advisor Asset Manager 70%. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Asset Manager 70%. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Asset Manager 70%. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Asset Manager 70%. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Asset Manager 70%. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2006, $2,370,371, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,585,422 of distributions paid during the period December 1, 2005 to September 30, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 26%, 52%, and 55% of the dividends distributed in December 2005, April 2006 and July 2006 respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100%, 100%, and100% of the dividends distributed in December 2005, April 2006 and July 2006, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	23,646,096,570.07	95.968
Withheld	993,351,122.13	4.032
TOTAL	24,639,447,692.20	100.000
Albert R. Gamper, Jr. B
Affirmative	23,644,686,102.25	95.963
Withheld	994,761,589.95	4.037
TOTAL	24,639,447,692.20	100.000
Robert M. Gates
Affirmative	23,635,489,889.71	95.925
Withheld	1,003,957,802.49	4.075
TOTAL	24,639,447,692.20	100.000
George H. Heilmeier
Affirmative	23,634,646,940.40	95.922
Withheld	1,004,800,751.80	4.078
TOTAL	24,639,447,692.20	100.000
Abigail P. Johnson
Affirmative	23,626,884,933.79	95.890
Withheld	1,012,562,758.41	4.110
TOTAL	24,639,447,692.20	100.000
Edward C. Johnson 3d
Affirmative	23,607,654,397.76	95.812
Withheld	1,031,793,294.44	4.188
TOTAL	24,639,447,692.20	100.000
Stephen P. Jonas
Affirmative	23,640,228,498.47	95.945
Withheld	999,219,193.73	4.055
TOTAL	24,639,447,692.20	100.000
Marie L. Knowles
Affirmative	23,642,631,561.52	95.954
Withheld	996,816,130.68	4.046
TOTAL	24,639,447,692.20	100.000
Ned C. Lautenbach
Affirmative	23,646,771,085.41	95.971
Withheld	992,676,606.79	4.029
TOTAL	24,639,447,692.20	100.000
Marvin L. Mann
Affirmative	23,621,163,561.36	95.867
Withheld	1,018,284,130.84	4.133
TOTAL	24,639,447,692.20	100.000
William O. McCoy
Affirmative	23,625,327,040.77	95.884
Withheld	1,014,120,651.43	4.116
TOTAL	24,639,447,692.20	100.000
Robert L. Reynolds
Affirmative	23,644,126,745.24	95.960
Withheld	995,320,946.96	4.040
TOTAL	24,639,447,692.20	100.000
Cornelia M. Small
Affirmative	23,641,416,919.22	95.949
Withheld	998,030,772.98	4.051
TOTAL	24,639,447,692.20	100.000
William S. Stavropoulos
Affirmative	23,628,491,758.75	95.897
Withheld	1,010,955,933.45	4.103
TOTAL	24,639,447,692.20	100.000
Kenneth L. Wolfe
Affirmative	23,645,308,252.35	95.965
Withheld	994,139,439.85	4.035
TOTAL	24,639,447,692.20	100.000
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Asset Manager 70% (formerly known as Advisor Asset Allocation Fund)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class C and Institutional Class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Annual Report

Advisor Asset Manager 70%

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Advisor Asset Manager 70%

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Institutional Class ranked below its competitive median for 2005, the total expenses of Class A ranked equal to its competitive median for 2005, and the total expenses of each of Class B, Class C, and Class T ranked above its competitive median for 2005. The Board considered that Class B, Class C, and Class T were above median because of relatively high expenses in basis points due to small fund size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AALI-UANN-1106
1.786672.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, September 30, 2006, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the ten month period ended September 30, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor Asset Manager 70% (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A	2004A
Fidelity Advisor Asset Manager 70%	$39,000B	$36,000	$33,000
All funds in the Fidelity Group of Funds audited by PwC	$13,300,000C	$12,100,000	$10,600,000
A	Aggregate amounts may reflect rounding.
B	For the ten month period ended September 30, 2006.
C	For the twelve month period ended September 30, 2006.

(b) Audit-Related Fees.

For the ten month period ended September 30, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A,B	2005A	2004A
Fidelity Advisor Asset Manager 70%	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the ten month period ended September 30, 2006.

For the ten month period ended September 30, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A,B	2005A	2004A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the ten month period ended September 30, 2006.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

For the ten month period ended September 30, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A,B	2005A	2004A
Fidelity Advisor Asset Manager 70%	$3,100	$2,600	$2,300
A	Aggregate amounts may reflect rounding.
B	For the ten month period ended September 30, 2006.

For the ten month period ended September 30, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2005A	2004A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the ten month period ended September 30, 2006.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

For the ten month period ended September 30, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A,B	2005A	2004A
Fidelity Advisor Asset Manager 70%	$1,300	$1,500	$1,400
A	Aggregate amounts may reflect rounding.
B	For the ten month period ended September 30, 2006.

For the ten month period ended September 30, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2005A	2004A
PwC	$20,000	$170,000	$540,000
A	Aggregate amounts may reflect rounding.
B	For the ten month period ended September 30, 2006.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended September 30, 2006, November 30, 2005 and November 30, 2004 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended September 30, 2006, November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended September 30, 2006, November 30, 2005 and November 30, 2004 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended September 30, 2006, November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended September 30, 2006, November 30, 2005 and November 30, 2004 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended September 30, 2006, November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the ten month period ended September 30, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate fees billed by PwC of $675,000A,B, $1,250,000A,C and $1,500,000A,C for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A,B	2005A	2004A
Covered Services	$25,000	$175,000	$550,000
Non-Covered Services	$650,000	$1,075,000C	$950,000C
A	Aggregate amounts may reflect rounding.
B	For the ten month period ended September 30, 2006.
C	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 24, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 24, 2006